INCOME TAXES (Details 1)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Income Tax [Line Items]
U.S statutory income tax rate	34.00%	34.00%
Change in valuation allowance of deferred tax assets	(34.00%)	(34.00%)
Net deferred tax asset	0.00%	0.00%